Private Placement - Additional Information (Detail) - Private Placement [Member] - Sponsors [Member] - USD ($) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Oct. 23, 2017	Jun. 30, 2019	Dec. 31, 2018
Private Placement [Line Items]
Number of private placement warrants issued	5,933,334	5,933,334	5,933,334
Proceeds from sale of private placement warrants to sponsors	$ 8.9	$ 8.9	$ 8.9
Class A Common Stock [Member]
Private Placement [Line Items]
Number of shares called by each warrant		1	1
Private placement shares issued price per share		$ 11.50	$ 11.50